Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories, Net [Line Items]
Total	$ 982	$ 2,423
Smart electric vehicles [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	430	1,313
Auto parts and other materials [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	$ 552	$ 1,110